SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
24.	SEGMENT INFORMATION

The Company’s management uses operating segment information for decision-making. The Company identified only one operating segment that corresponds to the telecommunications business in Brazil.

In addition to the telecommunications business in Brazil, the Company conducts other businesses that individually or in aggregate do not meet any of the quantitative indicators that would require their disclosure as reportable business segments. These businesses refer, basically, to the following companies: Companhia Santomense de Telecomunicações, Listas Telefónicas de Moçambique, ELTA – Empresa de Listas Telefónicas de Angola, and Timor Telecom, which provide fixed and mobile telecommunications services and publish telephone directories, and which have been consolidated since May 2014.

The revenue generation is assessed by the Management based on a view segmented by customer, into the following categories:

•	Residential Services, focused on the sale of fixed telephony services, including voice services, data communication services (broadband), and pay TV;

•	Personal Mobility, focused on the sale of mobile telephony services to subscription and prepaid customers, and mobile broadband customers; and

•	SMEs/Corporate, which includes corporate solutions offered to small, medium-sized, and large corporate customers.

No single customer represent more than 10% of revenues neither 10% of receivables,

Telecommunications in Brazil

In preparing the financial information for this reportable segment, the transactions between the companies included in the segment have been eliminated. The financial information of this reportable segment for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Residential	8,401,599	9,170,835	9,376,266
Personal mobility	7,250,462	7,644,515	7,848,610
SMEs/Corporate	5,980,807	6,485,898	7,606,598
Other services and businesses	226,985	255,692	332,078

Net operating revenue	21,859,853	23,556,940	25,163,552

Operating expenses
Depreciation and amortization	(5,881,861)	(5,803,487)	(6,128,402)
Interconnection	(653,867)	(771,212)	(1,141,786)
Personnel	(2,554,375)	(2,749,038)	(2,750,323)
Third-party services	(5,833,570)	(6,149,189)	(6,243,623)
Network maintenance services	(1,102,809)	(1,235,760)	(1,501,701)
Handset and other costs	(185,436)	(214,102)	(252,265)
Advertising and publicity	(379,676)	(410,495)	(427,463)
Rentals and Insurance	(4,335,892)	(4,152,521)	(4,284,672)
Provisions/reversals	(89,631)	(143,517)	(1,056,436)
Allowance for doubtful accounts	(1,062,712)	(740,575)	(622,527)
Impairment losses			(225,512)
Taxes and other expenses	(201,296)	(277,372)	(399,123)
Other operating income (expenses), net	(17,610)	(1,234,477)	(132,211)

OPERATING INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	(438,882)	(324,805)	(2,492)

Reorganization items, net	31,580,541	(2,371,919)	(9,005,998)

FINANCIAL INCOME (EXPENSES)
Financial income	1,042,865	1,331,699	944,611
Financial expenses	(5,068,382)	(2,075,430)	(4,539,997)

PRETAX INCOME	27,116,142	(3,440,455)	(12,603,876)

Income tax and social contribution	429,495	(1,498,216)	(87,379)

INCOME (LOSS) FROM CONTINUING OPERATIONS	27,545,637	(4,938,671)	(12,691,255)

Reconciliation of revenue and income (loss) and information per geographic market

In the years ended December 31, 2018, 2017 and 2016, the reconciliation of the revenue of the segment Telecommunications in Brazil and total consolidated revenue is as follows:

	2018	2017	2016
Net operating revenue
Revenue related to the reportable segment	21,859,853	23,556,940	25,163,552
Revenue related to other businesses	200,161	232,714	832,871

Consolidated net operating revenue	22,060,014	23,789,654	25,996,423

In the years ended December 31, 2018, 2017 and 2016, the reconciliation between the profit (loss) before taxes of the segment telecommunications in Brazil and the consolidated profit (loss) before taxes is as follows:

	2018	2017	2016
Profit (loss) before taxes
Telecommunications in Brazil	27,116,142	(3,440,455)	(12,603,876)
Other businesses	(69,444)	(938,193)	(830,753)

Consolidated income before taxes	27,046,698	(4,378,648)	(13,434,629)

Total assets, liabilities and property, plant and equipment and intangible assets per geographic market at December 31, 2018 and 2017 are as follows:

	2018
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	62,324,414	42,015,131	28,360,030	7,977,841	5,211,774
Other, primarily Africa	4,923,187	526,870	108,768	47,601	34,467

	2017
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	66,311,553	80,316,703	26,934,278	9,206,776	4,258,545
Other, primarily Africa	4,675,216	354,127	149,176	48,063	57,947

No single customer accounts for more than 10% of consolidated revenue.